39. LEASES	12 Months Ended
Dec. 31, 2017
Leases
LEASES

39.1 Operating

a.	As lesee

The features that these assignments of use have in common are that payments (installments) are established as fixed amounts; there are neither purchase option clauses nor renewal term clauses (except for the assignment of use contract of the Energy Handling and Transformer Center that has an automatic renewal clause for the term thereof); and there are prohibitions such as: transferring or sub-leasing the building, changing its use and/or making any kind of modifications thereto. All operating assignment of use contracts have cancelable terms and assignment periods of 2 to 13 years.

Among them the following can be mentioned: commercial offices, two warehouses, the headquarters building (comprised of administration, commercial and technical offices of Edenor), the Energy Handling and Transformer Center (two buildings and a plot of land located within the perimeter of Central Nuevo Puerto and Puerto Nuevo) and Las Heras Substation.

As of December 31, 2017, 2016 and 2015, future minimum payments with respect to operating leases of use are as follow:

	12.31.2017	12.31.2016	12.31.2015
2016	-	-	48
2017	-	41	20
2018	84	8	6
2019	84	9	4
2020	35	6	-
2021	3	2	-
Total future minimum lease payments	206	66	78

Total expenses for operating leases of use for the years ended December 31, 2017 and 2016 are $ 85 million and $ 68 million, respectively.

a.	As lessor

Edenor has entered into operating assignment of use contracts with certain cable television companies granting them the right to use the poles of Edenor’s network. Most of these contracts include automatic renewal clauses.

As of December 31, 2017, 2016 and 2015, future minimum collections with respect to operating assignments of use are as follow:

	12.31.2017	12.31.2016	12.31.2015
2016	-	-	91
2017	137	109	85
2018	137	109	-
2019	131	103	-
Total future minimum lease collections	405	321	176

Total income from operating assignments of use for the years ended December 31, 2017 and 2016 is $ 131 million and $ 108.2 million, respectively.

39.2 Financial

Corresponds to the financing granted to TGS for the sale of certain properties, plant and equipment belonging to the Oil and Gas business segment. This agreement was entered into in August 11, 2016 and consists of the collection of 119 monthly installments of US$ 623 thousand and a purchase option for the same amount payable at the end of the 120 months of contract life. As of December 31, 2017, this credit is included in other current and non-current receivables in an amount of $ 72 million and $ 89 million, respectively.